DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - Narrative (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) derivative	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) derivative swap_agreement	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) swap_agreement derivative	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Derivatives, Fair Value [Line Items]
Amount of gain (loss) reclassified from other comprehensive income (loss) into income as interest expense and other, net	$ 71,000	$ 3,343,000	$ 3,203,000	$ 4,320,000	$ 12,321,000	$ 3,475,000	$ 4,305,000
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months	$ 59,000		$ 59,000		$ 3,300,000
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Number of instruments terminated | swap_agreement			2		1
Loss on derivative					$ 97,000
Number of interest rate derivatives held | derivative	3		3		5
Total unrealized gain (loss) on interest rate swap	$ 3,200,000		$ 3,200,000		$ (12,300,000)	$ (3,900,000)	$ 11,000,000.0
Interest Rate Swap | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Total unrealized gain (loss) on interest rate swap	80,000,000,000		80,000,000,000
Derivative liability, event of default, termination amount	$ 6,300,000		$ 6,300,000		$ 13,100,000
Interest Rate Cap
Derivatives, Fair Value [Line Items]
Number of instruments terminated | swap_agreement			4
Number of interest rate derivatives held | derivative	4		4